Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the compensation of our Principal Executive Officers (“PEOs”) and other NEOs, as disclosed in the Summary Compensation Table (“SCT”) and also their “compensation actually paid.” The dollar amounts reported as “compensation actually paid” were computed in accordance with applicable SEC rules and do not necessarily reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year.

				Comp. Actually Paid to Second PEO ($)(2)	Average SCT Total for Non- PEO Named Executive Officers ($)	Average Comp. Actually Paid to Non-PEO Named Executive Officers ($)(2)	Value of Initial Fixed $100 Investment Based On:
Year (1)	SCT Total for First PEO ($)	Comp. Actually Paid to First PEO ($)(2)	SCT Total for Second PEO ($)				Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)	Net Income (Loss) ($000s)	Adjusted EPS ($)(4)
2025	N/A	N/A	5,965,206	9,151,861	1,754,606	2,538,087	20.95	116.43	160,204	1.27
2024	N/A	N/A	5,993,088	1,721,069	2,137,313	1,064,386	14.63	140.20	(146,594)	0.84
2023	N/A	N/A	5,838,579	2,731,348	1,750,510	577,117	40.27	138.51	8,595	2.06
2022	N/A	N/A	4,764,466	(116,058)	2,388,206	1,177,614	82.33	120.46	104,778	2.90
2021	2,657,102	1,103,513	4,731,970	3,676,080	1,501,890	953,242	95.67	128.79	147,266	4.14
(1)	NEOs included in the above table for each year are the following:

Year	First PEO	Second PEO	Non-PEOs
2025	N/A	Ryan S. Napierski	James D. Thomas, Chayce D. Clark, Steven K. Hatchett, Justin S. Keisel
2024	N/A	Ryan S. Napierski	James D. Thomas, Chayce D. Clark, Steven K. Hatchett, Justin S. Keisel
2023	N/A	Ryan S. Napierski	James D. Thomas, Chayce D. Clark, Steven K. Hatchett, Connie Tang, Mark H. Lawrence, Joseph Y. Chang
2022	N/A	Ryan S. Napierski	Mark H. Lawrence, Connie Tang, Joseph Y. Chang, Chayce D. Clark
2021	Ritch N. Wood	Ryan S. Napierski	Mark H. Lawrence, Connie Tang, Joseph Y. Chang, Chayce D. Clark, D. Matthew Dorny, Jeffrey C. Bettinger
(2)	Adjustments made to calculate 2025 “compensation actually paid” pursuant to SEC rules are as follows:

	PEO ($)	Average of Other NEOs ($)
Total Compensation in SCT	5,965,206	1,754,606
Less: Grant date value of stock awards and option awards reported in SCT	(4,616,823)	(1,118,146)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	7,109,675	1,721,893
Plus (less): Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	618,438	143,264
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	75,365	36,470
Total Adjustments	3,186,655	783,481
Compensation Actually Paid	9,151,861	2,538,087

Fair value amounts were calculated in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under U.S. GAAP. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and assuming the probable level of achievement for performance-based awards as of the end of the covered fiscal year. For information on the assumptions used in calculating these amounts, refer to Notes 2 and 10 to the financial statements in our Annual Report on Form 10-K filed for the fiscal year ended December 31, 2025.

(3)
Calculated in the manner prescribed by SEC rules. Indicates the value, as of December 31 of each year, of an assumed $100 initial investment that is invested on December 31, 2020 in our company’s common stock and the S&P SmallCap 600 Consumer Staples Index, the same index that was used in the Stock Performance Graph in our Annual Report on Form 10-K filed for the fiscal year ended December 31, 2025.

(4)
We believe Adjusted EPS is the most important financial performance measure that is used to link the “compensation actually paid” to our NEOs in 2025 to our performance. On average, equity awards constitute the largest component of our NEOs’ 2025 target compensation, and Adjusted EPS is the metric used for our performance-based equity awards. Adjusted EPS is measured as diluted EPS excluding extraneous items such as the impact of accounting changes; losses or gains on settlements of litigation that began prior to the beginning of the respective year; and other items that are non-recurring, unusual, infrequent or outside of management’s control. For further information about the calculation of Adjusted EPS, see “Executive Compensation: Compensation Discussion and Analysis”—“Performance-Based Awards Granted in 2023–2025—Goals and Vesting.”

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote
(1)	NEOs included in the above table for each year are the following:

Year	First PEO	Second PEO	Non-PEOs
2025	N/A	Ryan S. Napierski	James D. Thomas, Chayce D. Clark, Steven K. Hatchett, Justin S. Keisel
2024	N/A	Ryan S. Napierski	James D. Thomas, Chayce D. Clark, Steven K. Hatchett, Justin S. Keisel
2023	N/A	Ryan S. Napierski	James D. Thomas, Chayce D. Clark, Steven K. Hatchett, Connie Tang, Mark H. Lawrence, Joseph Y. Chang
2022	N/A	Ryan S. Napierski	Mark H. Lawrence, Connie Tang, Joseph Y. Chang, Chayce D. Clark
2021	Ritch N. Wood	Ryan S. Napierski	Mark H. Lawrence, Connie Tang, Joseph Y. Chang, Chayce D. Clark, D. Matthew Dorny, Jeffrey C. Bettinger

Peer Group Issuers, Footnote
(3)
Calculated in the manner prescribed by SEC rules. Indicates the value, as of December 31 of each year, of an assumed $100 initial investment that is invested on December 31, 2020 in our company’s common stock and the S&P SmallCap 600 Consumer Staples Index, the same index that was used in the Stock Performance Graph in our Annual Report on Form 10-K filed for the fiscal year ended December 31, 2025.

Adjustment To PEO Compensation, Footnote
(2)	Adjustments made to calculate 2025 “compensation actually paid” pursuant to SEC rules are as follows:

	PEO ($)	Average of Other NEOs ($)
Total Compensation in SCT	5,965,206	1,754,606
Less: Grant date value of stock awards and option awards reported in SCT	(4,616,823)	(1,118,146)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	7,109,675	1,721,893
Plus (less): Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	618,438	143,264
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	75,365	36,470
Total Adjustments	3,186,655	783,481
Compensation Actually Paid	9,151,861	2,538,087

Non-PEO NEO Average Total Compensation Amount			$ 1,754,606	$ 2,137,313	$ 1,750,510	$ 2,388,206	$ 1,501,890
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,538,087	1,064,386	577,117	1,177,614	953,242
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Adjustments made to calculate 2025 “compensation actually paid” pursuant to SEC rules are as follows:

	PEO ($)	Average of Other NEOs ($)
Total Compensation in SCT	5,965,206	1,754,606
Less: Grant date value of stock awards and option awards reported in SCT	(4,616,823)	(1,118,146)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	7,109,675	1,721,893
Plus (less): Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	618,438	143,264
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	75,365	36,470
Total Adjustments	3,186,655	783,481
Compensation Actually Paid	9,151,861	2,538,087

Compensation Actually Paid vs. Total Shareholder Return	The following chart depicts the relationship between the “compensation actually paid” to our NEOs and our total shareholder return, and it compares our total shareholder return to that of our peer group, which, for purposes of this Pay Versus Performance disclosure, consists of the S&P SmallCap 600 Consumer Staples Index.

Compensation Actually Paid vs. Net Income			The following chart depicts the relationship between the “compensation actually paid” to our NEOs and our net income.
Compensation Actually Paid vs. Company Selected Measure			The following chart depicts the relationship between the “compensation actually paid” to our NEOs and our Adjusted EPS.
Total Shareholder Return Vs Peer Group	The following chart depicts the relationship between the “compensation actually paid” to our NEOs and our total shareholder return, and it compares our total shareholder return to that of our peer group, which, for purposes of this Pay Versus Performance disclosure, consists of the S&P SmallCap 600 Consumer Staples Index.

Tabular List, Table
Most Important Financial Performance Measures. We believe the most important financial performance measures that are used to link the “compensation actually paid” to our NEOs to our 2025 performance are the following, with Adjusted EPS being the most important of these measures:

Adjusted EPS
Adjusted revenue
Adjusted operating income
Adjusted Nu Skin gross margin
Adjusted Nu Skin selling expense percentage
Adjusted Rhyz revenue

Total Shareholder Return Amount			$ 20.95	14.63	40.27	82.33	95.67
Peer Group Total Shareholder Return Amount			116.43	140.2	138.51	120.46	128.79
Net Income (Loss)			$ 160,204,000	$ (146,594,000)	$ 8,595,000	$ 104,778,000	$ 147,266,000
Company Selected Measure Amount | $ / shares			1.27	0.84	2.06	2.9	4.14
PEO Name	Ryan S. Napierski	Ritch N. Wood	Ryan S. Napierski	Ryan S. Napierski	Ryan S. Napierski	Ryan S. Napierski
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS
Non-GAAP Measure Description
(4)
We believe Adjusted EPS is the most important financial performance measure that is used to link the “compensation actually paid” to our NEOs in 2025 to our performance. On average, equity awards constitute the largest component of our NEOs’ 2025 target compensation, and Adjusted EPS is the metric used for our performance-based equity awards. Adjusted EPS is measured as diluted EPS excluding extraneous items such as the impact of accounting changes; losses or gains on settlements of litigation that began prior to the beginning of the respective year; and other items that are non-recurring, unusual, infrequent or outside of management’s control. For further information about the calculation of Adjusted EPS, see “Executive Compensation: Compensation Discussion and Analysis”—“Performance-Based Awards Granted in 2023–2025—Goals and Vesting.”

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted operating income
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted Nu Skin gross margin
Measure:: 5
Pay vs Performance Disclosure
Name			Adjusted Nu Skin selling expense percentage
Measure:: 6
Pay vs Performance Disclosure
Name			Adjusted Rhyz revenue
Ritch N. Wood [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							$ 2,657,102
PEO Actually Paid Compensation Amount							1,103,513
Ryan S. Napierski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,965,206	$ 5,993,088	$ 5,838,579	$ 4,764,466	4,731,970
PEO Actually Paid Compensation Amount			9,151,861	$ 1,721,069	$ 2,731,348	$ (116,058)	$ 3,676,080
PEO | Ryan S. Napierski [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,186,655
PEO | Ryan S. Napierski [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,616,823)
PEO | Ryan S. Napierski [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,109,675
PEO | Ryan S. Napierski [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			618,438
PEO | Ryan S. Napierski [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			75,365
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			783,481
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,118,146)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,721,893
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			143,264
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 36,470